Vanguard® Global Wellesley® Income Fund
Schedule of Investments (unaudited)
As of November 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Common Stocks (36.5%)
Australia (0.9%)
Rio Tinto plc	65,364	4,467
Canada (2.0%)
Bank of Nova Scotia	90,342	4,041
Royal Bank of Canada	37,314	3,372
Enbridge Inc.	77,711	2,714
		10,127
France (3.9%)
TotalEnergies SE	106,391	7,251
AXA SA	161,088	5,023
Engie SA	252,875	4,388
Bureau Veritas SA	150,012	3,632
		20,294
Hong Kong (0.7%)
AIA Group Ltd.	436,600	3,754
Italy (0.8%)
FinecoBank Banca Fineco SpA	297,940	4,021
Japan (2.7%)
Tokio Marine Holdings Inc.	146,100	3,618
Mitsubishi UFJ Financial Group Inc.	419,200	3,572
Isuzu Motors Ltd.	267,300	3,548
KDDI Corp.	105,600	3,299
		14,037
Netherlands (0.5%)
Koninklijke KPN NV	705,982	2,418
Norway (1.5%)
Equinor ASA	131,542	4,203
DNB Bank ASA	183,464	3,497
		7,700
Spain (0.6%)
Industria de Diseno Textil SA	80,089	3,305
Switzerland (1.8%)
Novartis AG (Registered)	50,263	4,906
UBS Group AG (Registered)	160,601	4,538
		9,444
Taiwan (0.6%)
Taiwan Semiconductor Manufacturing Co. Ltd.	176,000	3,219

				Shares	Market Value ($000)
United Kingdom (4.3%)
	BAE Systems plc			373,701	4,958
	AstraZeneca plc			36,972	4,759
	National Grid plc			295,647	3,834
	HSBC Holdings plc			435,863	3,329
	Unilever plc			64,939	3,098
	WPP plc			280,298	2,506
					22,484
United States (16.2%)
	Philip Morris International Inc.			63,495	5,928
	Merck & Co. Inc.			49,631	5,086
	Crown Castle Inc.			39,181	4,595
	Johnson & Johnson			27,961	4,324
	Elevance Health Inc.			8,948	4,290
	Ares Management Corp. Class A			37,833	4,247
	Pfizer Inc.			138,712	4,227
	Cisco Systems Inc.			84,152	4,071
	Duke Energy Corp.			43,292	3,995
	Home Depot Inc.			12,543	3,932
	Coterra Energy Inc.			139,218	3,654
	Exelon Corp.			94,072	3,623
	Microsoft Corp.			9,402	3,563
	Lockheed Martin Corp.			7,706	3,451
	QUALCOMM Inc.			24,651	3,181
	Texas Instruments Inc.			20,050	3,062
	Bank of America Corp.			99,710	3,040
	Johnson Controls International plc			56,599	2,988
	Darden Restaurants Inc.			18,834	2,947
	Kenvue Inc.			141,425	2,891
	Atmos Energy Corp.			23,106	2,630
	Edison International			38,676	2,591
	Kellanova			38,660	2,031
					84,347
Total Common Stocks (Cost $156,359)					189,617
		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (7.5%)
[1,2]	Fannie Mae REMICS	2.000%	9/25/40	17	17
[1,2]	Fannie Mae REMICS	2.500%	5/25/45	229	207
[1,2]	Fannie Mae REMICS	3.000%	2/25/49	55	51
[1,2]	Fannie Mae REMICS	3.500%	6/25/44	82	78
[1,2]	Freddie Mac REMICS	1.750%	9/15/42	549	495
[1,2]	Freddie Mac REMICS	2.000%	7/25/50	631	525
[1,2]	Freddie Mac REMICS	4.000%	12/15/39–9/15/41	898	833
[1]	Ginnie Mae II Pool	2.000%	12/20/50–2/20/51	742	601
[1]	Ginnie Mae II Pool	2.500%	3/20/51–12/20/52	1,152	962
[1]	Ginnie Mae II Pool	3.000%	11/20/49–3/20/52	1,111	964
[1]	Ginnie Mae II Pool	3.500%	1/20/52–7/20/52	1,541	1,378
[1]	Ginnie Mae II Pool	4.000%	8/20/52	821	757
[1]	Ginnie Mae II Pool	5.000%	9/20/52	623	606
[1]	Ginnie Mae REMICS	2.500%	10/20/49	1,266	1,080
[1]	Ginnie Mae REMICS	2.750%	9/20/44	65	61
[1,2]	UMBS Pool	2.000%	4/1/36–5/1/51	4,285	3,498
[1,2]	UMBS Pool	3.000%	10/1/51	1,207	1,029

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	UMBS Pool	3.500%	7/1/51	1,160	1,033
[1,2]	UMBS Pool	4.000%	3/1/46–10/1/52	1,891	1,740
[1,2,3]	UMBS Pool	4.500%	1/1/38–12/25/53	5,898	5,576
[1,2]	UMBS Pool	5.000%	8/1/43–4/1/53	5,971	5,771
[1,2]	UMBS Pool	5.500%	1/1/53–9/1/53	1,144	1,130
[1,2,3]	UMBS Pool	6.000%	12/25/53	787	789
	United States Treasury Note/Bond	1.750%	8/15/41	670	431
[4]	United States Treasury Note/Bond	2.000%	11/15/41	578	387
	United States Treasury Note/Bond	2.375%	2/15/42	731	521
	United States Treasury Note/Bond	3.375%	8/15/42	215	179
[4]	United States Treasury Note/Bond	3.625%	2/15/53–5/15/53	1,361	1,162
[4]	United States Treasury Note/Bond	3.875%	8/15/33–2/15/43	670	600
[4]	United States Treasury Note/Bond	4.000%	11/15/42–11/15/52	781	712
[4]	United States Treasury Note/Bond	4.125%	8/15/53	2,333	2,182
	United States Treasury Note/Bond	4.250%	9/30/24	8	8
[4,5]	United States Treasury Note/Bond	4.375%	8/15/43	3,215	3,074
	United States Treasury Note/Bond	4.750%	11/15/53	375	390
Total U.S. Government and Agency Obligations (Cost $40,555)					38,827
Asset-Backed/Commercial Mortgage-Backed Securities (2.5%)
Bermuda (0.0%)
[1,6]	Start II Ltd. Series 2019-1	4.089%	3/15/44	111	97
United States (2.5%)
[1,6]	Aligned Data Centers Issuer LLC Series 2021-1A	1.937%	8/15/46	740	653
[1,6,7]	BX Trust Series 2021-ARIA, TSFR1M + 1.411%	6.734%	10/15/36	770	739
[1,6]	Castlelake Aircraft Structured Trust Series 2019-1A	3.967%	4/15/39	147	129
[1,6]	CF Hippolyta Issuer LLC Series 2020-1	1.690%	7/15/60	169	154
[1,6]	CF Hippolyta Issuer LLC Series 2021-1A	1.530%	3/15/61	547	484
[1,6]	CF Hippolyta Issuer LLC Series 2022-1A	5.970%	8/15/62	244	239
[1,6,7]	Connecticut Avenue Securities Trust Series 2021-R01, SOFR30A + 1.550%	6.878%	10/25/41	145	145
[1,6]	Enterprise Fleet Financing LLC Series 2023-3	6.400%	3/20/30	1,065	1,075
[1,2]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K142	2.400%	3/25/32	820	679
[1,2,6,7]	Freddie Mac STACR REMICS Trust Series 2020-DNA5, SOFR30A + 2.800%	8.128%	10/25/50	150	152
[1,6]	Home Partners of America Trust Series 2021-2	2.302%	12/17/26	683	606
[1,6]	Kubota Credit Owner Trust Series 2023-2A	5.280%	1/18/28	685	683
[1,6]	Navient Private Education Refi Loan Trust Series 2023-A	5.510%	10/15/71	838	828
[1,6]	New Economy Assets Phase 1 Sponsor LLC Series 2021-1	1.910%	10/20/61	975	845
[1,6]	New Economy Assets Phase 1 Sponsor LLC Series 2021-1	2.410%	10/20/61	245	209
[1,6]	Retained Vantage Data Centers Issuer LLC Series 2023-1A	5.000%	9/15/48	1,672	1,536
[1]	Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/58	145	133
[1,6]	Stack Infrastructure Issuer LLC Series 2023-2A	5.900%	7/25/48	1,520	1,473
[1,6]	Towd Point Mortgage Trust Series 2018-1	3.000%	1/25/58	57	55

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,6]	Wheels Fleet Lease Funding LLC Series 2023-1A	5.800%	4/18/38	1,425	1,421
[1,6]	Wheels Fleet Lease Funding LLC Series 2023-2A	6.460%	8/18/38	730	738
					12,976
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $13,407)					13,073
Corporate Bonds (41.0%)
Australia (0.9%)
[6]	Commonwealth Bank of Australia	5.071%	9/14/28	1,500	1,506
[6]	Glencore Funding LLC	6.375%	10/6/30	2,047	2,111
[6]	Glencore Funding LLC	5.700%	5/8/33	255	254
[6]	Glencore Funding LLC	6.500%	10/6/33	554	579
					4,450
Austria (0.2%)
[8]	A1 Towers Holding GmbH	5.250%	7/13/28	1,000	1,130
Belgium (0.7%)
[1,8]	Anheuser-Busch InBev SA/NV	1.650%	3/28/31	355	341
[1,8]	Anheuser-Busch InBev SA/NV	2.750%	3/17/36	725	716
	Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	949	835
[1,8]	Argenta Spaarbank NV	1.000%	10/13/26	1,600	1,622
					3,514
Canada (0.4%)
[9]	Emera Inc.	4.838%	5/2/30	1,560	1,117
	Enbridge Inc.	6.000%	11/15/28	550	566
	Fortis Inc.	3.055%	10/4/26	625	584
					2,267
Denmark (1.0%)
[1,8]	Danfoss Finance II BV	4.125%	12/2/29	1,330	1,464
[8]	Danske Bank A/S	0.500%	8/27/25	610	646
[6]	Danske Bank A/S	6.466%	1/9/26	1,550	1,554
[6]	Danske Bank A/S	1.621%	9/11/26	875	806
[1,10]	Danske Bank A/S	2.250%	1/14/28	560	629
					5,099
France (3.9%)
[1,8]	Banque Federative du Credit Mutuel SA	4.375%	5/2/30	1,300	1,429
[8]	Banque Federative du Credit Mutuel SA	3.875%	6/16/32	1,500	1,574
[1,8]	BNP Paribas SA	0.125%	9/4/26	400	396
[6]	BNP Paribas SA	5.335%	6/12/29	1,490	1,474
[1,8]	BNP Paribas SA	4.250%	4/13/31	1,100	1,206
[1,8]	BNP Paribas SA	1.125%	1/15/32	400	386
[1,10]	BNP Paribas SA	5.750%	6/13/32	600	760
[3,6]	BNP Paribas SA	5.894%	12/5/34	635	637
[1,8]	BPCE SA	0.500%	9/15/27	1,900	1,877
[6]	BPCE SA	6.714%	10/19/29	1,415	1,442
[1,8]	BPCE SA	1.750%	2/2/34	900	827
[1,8]	Carmila SA	5.500%	10/9/28	700	766
[6]	Credit Agricole SA	6.316%	10/3/29	741	755
[1,8]	Credit Agricole SA	3.875%	11/28/34	200	217
[6]	Danone SA	2.947%	11/2/26	285	268
[1,8]	Engie SA	0.375%	6/11/27	1,300	1,266
[1,8]	Engie SA	4.000%	1/11/35	900	971
[1,8]	Engie SA	2.000%	9/28/37	500	422
[1,8]	Orange SA	1.000%	5/12/25	1,200	1,257

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,10]	Societe Generale SA	1.250%	12/7/27	1,200	1,272
[1,8]	Societe Generale SA	4.250%	12/6/30	1,200	1,287
					20,489
Germany (1.3%)
[6]	Bayer US Finance LLC	3.375%	10/8/24	765	748
[6]	Bayer US Finance LLC	6.125%	11/21/26	285	286
[6]	Bayer US Finance LLC	6.250%	1/21/29	320	321
[6]	Bayer US Finance II LLC	4.250%	12/15/25	660	636
[6]	Daimler Truck Finance North America LLC	5.150%	1/16/26	310	308
[6]	Daimler Truck Finance North America LLC	5.125%	1/19/28	150	148
	Deutsche Bank AG	6.119%	7/14/26	1,545	1,535
	Deutsche Bank AG	6.819%	11/20/29	670	683
[1,10]	E.ON International Finance BV	6.250%	6/3/30	155	203
[1,10]	E.ON International Finance BV	6.375%	6/7/32	855	1,132
[8]	Wintershall Dea Finance BV	1.823%	9/25/31	1,000	907
					6,907
Ireland (0.0%)
[6]	Avolon Holdings Funding Ltd.	2.125%	2/21/26	178	162
Italy (0.9%)
[8]	Autostrade per l'Italia SpA	2.000%	12/4/28	3,125	3,020
[8]	Autostrade per l'Italia SpA	2.000%	1/15/30	420	391
[1,8]	Banco BPM SpA	0.750%	3/15/27	1,295	1,284
					4,695
Japan (0.3%)
[6]	NTT Finance Corp.	1.162%	4/3/26	700	638
[1,11]	Toyota Motor Finance Netherlands BV	2.130%	6/15/27	805	933
					1,571
Luxembourg (0.1%)
[6]	JAB Holdings BV	3.750%	5/28/51	500	318
[6]	JAB Holdings BV	4.500%	4/8/52	445	325
					643
Netherlands (0.5%)
[1,10]	Cooperatieve Rabobank UA	4.625%	5/23/29	425	498
[8]	ING Groep NV	0.250%	2/18/29	600	554
[8]	ING Groep NV	0.250%	2/1/30	600	535
[1,8]	Koninklijke KPN NV	0.875%	11/15/33	500	414
	Shell International Finance BV	4.000%	5/10/46	275	224
	Shell International Finance BV	3.000%	11/26/51	340	226
					2,451
Norway (0.5%)
[1,8]	Aker BP ASA	1.125%	5/12/29	750	706
[6]	Aker BP ASA	4.000%	1/15/31	1,900	1,683
					2,389
Portugal (0.4%)
[1,8]	EDP Finance BV	1.875%	9/21/29	2,300	2,259
South Africa (0.3%)
[1,8]	Anglo American Capital plc	4.750%	9/21/32	1,250	1,394
Spain (0.8%)
[1,8]	Banco de Sabadell SA	3.500%	8/28/26	1,700	1,851
[1,8]	CaixaBank SA	4.250%	9/6/30	1,100	1,211
[1,8]	CaixaBank SA	5.375%	11/14/30	1,200	1,369
					4,431

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Sweden (0.3%)
[1,8]	Assa Abloy AB	4.125%	9/13/35	1,300	1,476
Switzerland (1.7%)
[6]	Alcon Finance Corp.	3.000%	9/23/29	2,965	2,595
	Credit Suisse AG	7.500%	2/15/28	1,816	1,941
[8]	Sika Capital BV	1.500%	4/29/31	955	900
	UBS AG	5.650%	9/11/28	1,845	1,865
[1,8]	UBS Group AG	1.250%	7/17/25	600	639
[6]	UBS Group AG	6.301%	9/22/34	783	790
					8,730
United Arab Emirates (0.6%)
[6]	DAE Funding LLC	1.550%	8/1/24	1,125	1,089
[6]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	2,225	1,884
					2,973
United Kingdom (2.8%)
[6]	Ashtead Capital Inc.	2.450%	8/12/31	1,212	946
[6]	Ashtead Capital Inc.	5.500%	8/11/32	300	286
[6]	Ashtead Capital Inc.	5.550%	5/30/33	205	195
[6]	Ashtead Capital Inc.	5.950%	10/15/33	325	315
[1,8]	Barclays plc	5.262%	1/29/34	355	397
[1,9]	BP Capital Markets plc	3.470%	5/15/25	1,325	954
[8]	BUPA Finance plc	5.000%	10/12/30	850	953
[10]	Grainger plc	3.000%	7/3/30	1,230	1,263
[10]	Hammerson plc	7.250%	4/21/28	1,050	1,319
[1,10]	Heathrow Funding Ltd.	2.750%	10/13/29	790	859
[10]	HSBC Holdings plc	6.800%	9/14/31	880	1,151
[1,10]	Land Securities Capital Markets plc	4.875%	9/15/32	550	679
[1,8]	Mobico Group plc	4.875%	9/26/31	475	500
[1,10]	National Grid Electricity Transmission plc	2.000%	9/16/38	635	504
[1,10]	National Grid Electricity Transmission plc	2.000%	4/17/40	310	236
[1,8]	National Grid plc	0.163%	1/20/28	925	869
[1,8]	National Grid plc	3.875%	1/16/29	650	708
[10]	NewRiver REIT plc	3.500%	3/7/28	1,100	1,220
[1,10]	Scottish Hydro Electric Transmission plc	2.250%	9/27/35	535	490
[1,8]	SSE plc	1.750%	4/16/30	490	474
					14,318
United States (23.4%)
	AbbVie Inc.	4.050%	11/21/39	667	573
	Aircastle Ltd.	4.250%	6/15/26	858	815
[1]	Alabama Power Co.	4.300%	7/15/48	275	220
	American Express Co.	5.043%	5/1/34	2,808	2,707
	American International Group Inc.	3.400%	6/30/30	1,949	1,732
[6]	American Transmission Systems Inc.	2.650%	1/15/32	605	491
	Arizona Public Service Co.	4.350%	11/15/45	560	439
	Arizona Public Service Co.	3.750%	5/15/46	50	35
	Arizona Public Service Co.	4.250%	3/1/49	135	102
	Arizona Public Service Co.	3.350%	5/15/50	105	69
	AT&T Inc.	4.750%	5/15/46	995	842
	AT&T Inc.	3.500%	9/15/53	577	384
[6]	Athene Global Funding	1.450%	1/8/26	1,481	1,345
[6]	Athene Global Funding	2.500%	3/24/28	1,475	1,274
	Bank of America Corp.	5.202%	4/25/29	1,050	1,034
	Bank of America Corp.	5.819%	9/15/29	1,289	1,302
[1,8]	Bank of America Corp.	1.102%	5/24/32	850	746
	Bank of America Corp.	3.311%	4/22/42	625	461
[8]	Becton Dickinson Euro Finance Sarl	0.334%	8/13/28	875	814

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Booking Holdings Inc.	4.500%	11/15/31	120	137
[8]	Booking Holdings Inc.	4.125%	5/12/33	610	674
[6]	Boston Gas Co.	3.001%	8/1/29	105	92
	BP Capital Markets America Inc.	3.001%	3/17/52	1,115	728
[6]	Broadcom Inc.	3.469%	4/15/34	1,587	1,320
[6]	Broadcom Inc.	4.926%	5/15/37	786	720
[6]	Brooklyn Union Gas Co.	4.273%	3/15/48	760	548
	Capital One Financial Corp.	7.149%	10/29/27	2,752	2,801
[6,8]	Carrier Global Corp.	4.500%	11/29/32	810	899
[6]	Carrier Global Corp.	5.900%	3/15/34	115	118
[6]	Carrier Global Corp.	6.200%	3/15/54	80	85
	Celanese US Holdings LLC	6.350%	11/15/28	665	680
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	1,120	1,126
	Charter Communications Operating LLC	2.250%	1/15/29	65	55
	Charter Communications Operating LLC	5.050%	3/30/29	435	419
	Charter Communications Operating LLC	6.384%	10/23/35	305	299
	Charter Communications Operating LLC	3.700%	4/1/51	40	25
	Cheniere Energy Partners LP	4.500%	10/1/29	1,545	1,441
	Cheniere Energy Partners LP	4.000%	3/1/31	1,856	1,635
	Cigna Group	2.400%	3/15/30	220	187
	Cleco Corporate Holdings LLC	3.375%	9/15/29	270	230
[6]	Columbia Pipelines Operating Co. LLC	5.927%	8/15/30	225	226
[6]	Columbia Pipelines Operating Co. LLC	6.497%	8/15/43	402	407
	Comcast Corp.	3.250%	11/1/39	355	270
	Comcast Corp.	4.000%	3/1/48	20	16
	Comcast Corp.	2.887%	11/1/51	961	606
	Comcast Corp.	4.049%	11/1/52	6	5
	Comcast Corp.	2.650%	8/15/62	130	73
	Comcast Corp.	2.987%	11/1/63	4	2
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	100	80
	Corebridge Financial Inc.	4.350%	4/5/42	1,178	946
[6]	Corebridge Global Funding	5.900%	9/19/28	160	162
[6]	Cox Communications Inc.	3.500%	8/15/27	1,255	1,176
	CVS Health Corp.	2.875%	6/1/26	1,000	945
	CVS Health Corp.	4.300%	3/25/28	96	93
	Dignity Health	3.812%	11/1/24	659	645
	Discover Financial Services	4.100%	2/9/27	1,773	1,649
	Discovery Communications LLC	3.625%	5/15/30	565	499
	Discovery Communications LLC	4.000%	9/15/55	401	265
[1]	Dominion Energy Inc.	3.375%	4/1/30	92	82
	Dominion Energy Inc.	5.375%	11/15/32	1,008	996
[1]	Dominion Energy Inc.	4.900%	8/1/41	583	506
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	156	170
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	129	128
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	250	239
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	280	240
	Duke Energy Corp.	2.550%	6/15/31	530	433
	Duke Energy Progress LLC	4.200%	8/15/45	350	279
[1]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	625	501
	Eaton Corp.	4.150%	3/15/33	380	355
	Eaton Corp.	4.700%	8/23/52	80	73
	Energy Transfer LP	6.000%	6/15/48	1,209	1,155
[6]	Equitable Financial Life Global Funding	1.400%	7/7/25	100	93
[6]	Equitable Financial Life Global Funding	1.300%	7/12/26	600	534
[6]	Equitable Financial Life Global Funding	1.400%	8/27/27	565	482
[6]	ERAC USA Finance LLC	3.300%	12/1/26	235	221
[6]	ERAC USA Finance LLC	4.900%	5/1/33	1,025	981

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	ERAC USA Finance LLC	4.500%	2/15/45	295	249
[6]	ERAC USA Finance LLC	5.400%	5/1/53	383	368
[1]	Evergy Metro Inc.	2.250%	6/1/30	180	149
	Eversource Energy	5.450%	3/1/28	440	441
	Eversource Energy	5.125%	5/15/33	655	632
	Extra Space Storage LP	5.500%	7/1/30	1,059	1,043
[3]	Extra Space Storage LP	5.900%	1/15/31	225	226
	Florida Power & Light Co.	5.050%	4/1/28	125	125
[8]	General Mills Inc.	3.907%	4/13/29	765	838
[6]	Genting New York LLC	3.300%	2/15/26	1,002	911
	Georgia Power Co.	4.300%	3/15/42	1,486	1,237
[1]	Georgia Power Co.	3.700%	1/30/50	35	25
	Georgia Power Co.	5.125%	5/15/52	700	643
	Gilead Sciences Inc.	5.550%	10/15/53	225	227
	GLP Capital LP	6.750%	12/1/33	1,497	1,511
	Goldman Sachs Group Inc.	1.431%	3/9/27	1,310	1,188
[1]	Goldman Sachs Group Inc.	3.814%	4/23/29	235	218
[1]	Goldman Sachs Group Inc.	4.223%	5/1/29	285	269
[6]	Gray Oak Pipeline LLC	2.600%	10/15/25	291	273
[6]	Gray Oak Pipeline LLC	3.450%	10/15/27	45	41
	HEICO Corp.	5.250%	8/1/28	1,351	1,349
	HEICO Corp.	5.350%	8/1/33	1,987	1,945
	Home Depot Inc.	3.300%	4/15/40	1,179	919
[8]	Honeywell International Inc.	3.750%	5/17/32	510	552
[8]	Honeywell International Inc.	4.125%	11/2/34	860	945
	Humana Inc.	5.950%	3/15/34	155	160
[6]	Hyundai Capital America	6.250%	11/3/25	2,648	2,666
	Intercontinental Exchange Inc.	4.350%	6/15/29	1,768	1,705
[6]	ITC Holdings Corp.	4.950%	9/22/27	295	291
[1]	John Deere Capital Corp.	5.150%	9/8/33	2,364	2,385
	Jones Lang LaSalle Inc.	6.875%	12/1/28	1,245	1,276
	JPMorgan Chase & Co.	4.912%	7/25/33	1,726	1,640
[1]	JPMorgan Chase & Co.	3.964%	11/15/48	500	396
[1]	Kaiser Foundation Hospitals	2.810%	6/1/41	710	493
	Kaiser Foundation Hospitals	4.875%	4/1/42	235	215
	Kenvue Inc.	5.050%	3/22/53	617	590
[6]	KeySpan Gas East Corp.	2.742%	8/15/26	500	461
	LKQ Corp.	5.750%	6/15/28	275	273
	LXP Industrial Trust	6.750%	11/15/28	1,557	1,585
	M&T Bank Corp.	7.413%	10/30/29	1,969	2,051
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	539	506
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	705	686
[6]	Massachusetts Mutual Life Insurance Co.	3.375%	4/15/50	140	94
	Merck & Co. Inc.	5.000%	5/17/53	656	631
	MetLife Inc.	5.375%	7/15/33	1,585	1,579
[6]	Metropolitan Edison Co.	5.200%	4/1/28	40	40
	Microsoft Corp.	2.921%	3/17/52	650	449
[8]	Mondelez International Inc.	0.250%	3/17/28	270	256
[1]	Morgan Stanley	3.125%	7/27/26	2,100	1,985
[1]	Morgan Stanley	3.772%	1/24/29	175	163
[8]	Morgan Stanley	0.497%	2/7/31	675	589
[1]	Morgan Stanley	2.511%	10/20/32	2,170	1,722
	Nasdaq Inc.	5.950%	8/15/53	105	106
	Nasdaq Inc.	6.100%	6/28/63	95	97
	NextEra Energy Capital Holdings Inc.	5.749%	9/1/25	375	375
	NiSource Inc.	5.250%	3/30/28	255	255
[6]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	280	209

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	12	8
	Occidental Petroleum Corp.	6.200%	3/15/40	1,817	1,788
[6]	Oglethorpe Power Corp.	6.191%	1/1/31	285	288
	Oglethorpe Power Corp.	4.550%	6/1/44	20	16
	Oglethorpe Power Corp.	4.250%	4/1/46	81	60
	Oracle Corp.	3.650%	3/25/41	1,350	1,021
	Oracle Corp.	4.500%	7/8/44	480	401
	Pacific Gas & Electric Co.	4.550%	7/1/30	923	848
	Pacific Gas & Electric Co.	4.500%	7/1/40	2,250	1,784
	Pacific Gas & Electric Co.	6.750%	1/15/53	473	479
	Pacific Gas & Electric Co.	6.700%	4/1/53	240	242
[6]	Pennsylvania Electric Co.	5.150%	3/30/26	35	35
[6]	Pennsylvania Electric Co.	3.600%	6/1/29	124	112
[6]	Penske Truck Leasing Co. LP	3.950%	3/10/25	740	721
[6]	Penske Truck Leasing Co. LP	4.000%	7/15/25	140	136
[6]	Penske Truck Leasing Co. LP	5.700%	2/1/28	205	204
[6]	Penske Truck Leasing Co. LP	5.550%	5/1/28	815	808
[6]	Penske Truck Leasing Co. LP	6.200%	6/15/30	890	903
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/43	1,196	1,149
	Piedmont Natural Gas Co. Inc.	5.050%	5/15/52	360	313
	Progressive Corp.	3.950%	3/26/50	648	506
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	1,000	979
[1]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	245	181
[1]	Prudential Financial Inc.	3.700%	3/13/51	830	609
	QUALCOMM Inc.	4.500%	5/20/52	160	139
	Realty Income Corp.	2.200%	6/15/28	185	161
[8]	Realty Income Corp.	4.875%	7/6/30	2,390	2,654
	Realty Income Corp.	2.850%	12/15/32	80	65
	Realty Income Corp.	4.900%	7/15/33	277	263
[3,10]	Realty Income Corp.	6.000%	12/5/39	695	869
	RTX Corp.	4.450%	11/16/38	550	479
[1]	San Diego Gas & Electric Co.	4.100%	6/15/49	174	134
[6]	SBA Tower Trust	1.884%	1/15/26	110	101
[6]	SBA Tower Trust	1.631%	11/15/26	615	541
[1]	SCE Recovery Funding LLC	0.861%	11/15/31	193	161
[1]	SCE Recovery Funding LLC	1.942%	5/15/38	105	72
[1]	SCE Recovery Funding LLC	2.510%	11/15/43	60	38
	Sierra Pacific Power Co.	2.600%	5/1/26	180	170
[1]	Southern California Edison Co.	3.700%	8/1/25	30	29
[1]	Southern California Edison Co.	2.950%	2/1/51	515	319
	Southern California Edison Co.	5.875%	12/1/53	359	357
	Southern Co. Gas Capital Corp.	5.750%	9/15/33	285	289
[1]	SSM Health Care Corp.	3.823%	6/1/27	380	363
	Tapestry Inc.	7.850%	11/27/33	720	731
	Targa Resources Corp.	6.150%	3/1/29	465	475
[6]	Texas Electric Market Stabilization Funding N LLC	4.265%	8/1/34	823	777
	T-Mobile USA Inc.	2.700%	3/15/32	1,155	946
	T-Mobile USA Inc.	5.750%	1/15/54	717	709
	Toledo Hospital	5.750%	11/15/38	150	144
[6]	UL Solutions Inc.	6.500%	10/20/28	330	339
[1]	United Airlines Pass-Through Trust Class B Series 2018-1	4.600%	3/1/26	40	37
	UnitedHealth Group Inc.	3.850%	6/15/28	415	398
	UnitedHealth Group Inc.	2.000%	5/15/30	215	180
	UnitedHealth Group Inc.	4.625%	7/15/35	90	86

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	4.750%	5/15/52	50	45
	UnitedHealth Group Inc.	5.050%	4/15/53	857	813
[6]	VICI Properties LP	4.250%	12/1/26	2,672	2,524
[6]	VICI Properties LP	4.125%	8/15/30	898	784
[1,9]	Walt Disney Co.	3.057%	3/30/27	1,225	853
	Warnermedia Holdings Inc.	4.054%	3/15/29	1,160	1,072
[1,9]	Wells Fargo & Co.	2.975%	5/19/26	600	419
	Wells Fargo & Co.	6.303%	10/23/29	965	995
[1]	Wells Fargo & Co.	4.611%	4/25/53	1,097	919
					121,431
Total Corporate Bonds (Cost $220,098)					212,779
Sovereign Bonds (8.2%)
Australia (0.7%)
[1,12]	Commonwealth of Australia	2.750%	11/21/27	160	101
[1,12]	Commonwealth of Australia	2.250%	5/21/28	870	531
[1,12]	Commonwealth of Australia	2.250%	5/21/28	1,244	762
[1,12]	Commonwealth of Australia	1.000%	11/21/31	955	488
[1,12]	Commonwealth of Australia	4.500%	4/21/33	2,713	1,797
					3,679
Bermuda (0.0%)
[1,6]	Bermuda	2.375%	8/20/30	200	164
Bulgaria (0.6%)
[1,8]	Republic of Bulgaria	4.500%	1/27/33	2,760	3,011
[6,8]	Republic of Bulgaria	4.500%	1/27/33	145	158
					3,169
Canada (1.0%)
[9]	Canadian Government Bond	1.000%	9/1/26	1,065	726
[9]	Canadian Government Bond	2.750%	9/1/27	1,100	782
[9]	Canadian Government Bond	1.750%	12/1/53	99	51
[9]	City of Montreal	3.500%	12/1/38	910	585
[9]	City of Toronto	3.200%	8/1/48	1,000	580
[9]	Municipal Finance Authority of British Columbia	4.950%	12/1/27	600	457
[9]	Province of Ontario	2.900%	6/2/28	815	576
[1,11]	Province of Ontario	0.250%	6/28/29	1,075	1,154
[9]	Regional Municipality of York	2.150%	6/22/31	500	319
					5,230
Chile (0.1%)
[1]	Corp. Nacional del Cobre de Chile	3.625%	8/1/27	800	743
Germany (0.4%)
[8]	Federal Republic of Germany	3.250%	7/4/42	1,605	1,879
Japan (1.4%)
[1,13]	Japan	0.000%	5/10/24	819,750	5,533
[1,13]	Japan	1.100%	6/20/43	135,400	859
[1,13]	Japan	0.700%	6/20/51	80,700	427
[1,13]	Japan	1.200%	6/20/53	32,650	195
					7,014
Qatar (0.1%)
[1,6]	State of Qatar	5.103%	4/23/48	285	264
[1,6]	State of Qatar	4.400%	4/16/50	205	172
					436
Saudi Arabia (0.1%)
[1,6]	Saudi Arabian Oil Co.	3.500%	4/16/29	585	539

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Spain (0.1%)
[6,8]	Kingdom of Spain	0.600%	10/31/29	420	396
Supranational (3.6%)
[1,8,14]	European Financial Stability Facility	0.875%	7/26/27	5,055	5,125
[1,8,14]	European Financial Stability Facility	2.375%	4/11/28	3,100	3,302
[1,8,14]	European Financial Stability Facility	2.875%	2/16/33	1,780	1,907
[1,8]	European Investment Bank	2.875%	1/12/33	1,070	1,147
[1,8]	European Investment Bank	3.000%	10/14/33	865	934
[8]	European Stability Mechanism	0.000%	12/15/26	775	773
[1,8]	European Union	0.000%	7/4/31	2,310	2,007
[1,8]	European Union	1.000%	7/6/32	1,475	1,359
[1,8]	European Union	0.000%	7/4/35	865	652
[1,8]	European Union	0.200%	6/4/36	2,015	1,508
					18,714
United Kingdom (0.1%)
[10]	United Kingdom	0.625%	10/22/50	1,375	677
Total Sovereign Bonds (Cost $44,833)					42,640
Taxable Municipal Bonds (1.2%)
United States (1.2%)
	Broward County FL Airport System Revenue	3.477%	10/1/43	80	63
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	35	38
	Dallas-Fort Worth TX International Airport Revenue	3.089%	11/1/40	60	45
	Dallas-Fort Worth TX International Airport Revenue	4.087%	11/1/51	30	24
	Dallas-Fort Worth TX International Airport Revenue	4.507%	11/1/51	195	168
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	525	566
	Golden State Tobacco Securitization Corp. California Revenue	2.746%	6/1/34	20	16
	Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/42	40	29
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/46	75	67
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	210	146
	Illinois GO	5.100%	6/1/33	2,790	2,684
[15]	Kansas Development Finance Authority Revenue (Employees Retirement System)	5.371%	5/1/26	410	409
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.200%	11/15/26	10	10
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/39	155	163
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	380	406
[16]	Philadelphia PA Authority for Industrial Development Revenue	6.550%	10/15/28	525	548
	Port Authority of New York & New Jersey Revenue	3.175%	7/15/60	160	101
	Texas Natural Gas Securitization Finance Corp. Revenue (Winter Storm Uri)	5.102%	4/1/35	515	515

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Natural Gas Securitization Finance Corp. Revenue (Winter Storm Uri)	5.169%	4/1/41	390	384
Total Taxable Municipal Bonds (Cost $7,194)					6,382
				Shares
Temporary Cash Investments (1.7%)
Money Market Fund (1.7%)
[17]	Vanguard Market Liquidity Fund (Cost $8,551)	5.438%		85,518	8,551
Total Investments (98.6%) (Cost $490,997)					511,869
Other Assets and Liabilities—Net (1.4%)					7,479
Net Assets (100%)					519,348
Cost is in $000.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2023.
4	Securities with a value of $3,543,000 have been segregated as collateral for open forward currency contracts.
5	Securities with a value of $406,000 have been segregated as initial margin for open futures contracts.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2023, the aggregate value was $64,071,000, representing 12.3% of net assets.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Face amount denominated in euro.
9	Face amount denominated in Canadian dollars.
10	Face amount denominated in British pounds.
11	Face amount denominated in Swiss francs.
12	Face amount denominated in Australian dollars.
13	Face amount denominated in Japanese yen.
14	Guaranteed by the Government of Luxembourg.
15	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
16	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2024	22	4,498	16
5-Year U.S. Treasury Note	March 2024	14	1,496	(3)
Euro-Buxl	December 2023	18	2,549	7
Euro-OAT	December 2023	12	1,660	38
Euro-Schatz	December 2023	98	11,242	3
				61

Short Futures Contracts
10-Year U.S. Treasury Note	March 2024	(81)	(8,893)	29
AUD 10-Year Treasury Bond	December 2023	(11)	(819)	14
Euro-Bobl	December 2023	(27)	(3,453)	(20)
Euro-Bund	December 2023	(70)	(10,080)	(172)
Long Gilt	March 2024	(12)	(1,465)	1
Ultra 10-Year U.S. Treasury Note	March 2024	(13)	(1,476)	(10)
				(158)
				(97)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
JPMorgan Chase Bank, N.A.	1/9/24	EUR	5,403	USD	5,908	—	(16)
Goldman Sachs International	1/9/24	EUR	395	USD	434	—	(4)
Goldman Sachs International	1/9/24	USD	5,154	AUD	7,807	—	(11)
JPMorgan Chase Bank, N.A.	1/9/24	USD	7,256	CAD	9,888	—	(35)
Goldman Sachs International	1/9/24	USD	343	CAD	465	—	—
JPMorgan Chase Bank, N.A.	1/9/24	USD	2,094	CHF	1,837	—	(12)
Goldman Sachs International	1/9/24	USD	83,643	EUR	76,275	475	—
JPMorgan Chase Bank, N.A.	1/9/24	USD	1,618	EUR	1,483	1	—
JPMorgan Chase Bank, N.A.	1/9/24	USD	8,455	GBP	6,702	—	(9)
Bank of America, N.A.	1/9/24	USD	1,977	GBP	1,578	—	(15)

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
JPMorgan Chase Bank, N.A.	1/9/24	AUD	1,970	GBP	1,031	1	—
Goldman Sachs International	1/9/24	USD	1,955	GBP	1,547	2	—
JPMorgan Chase Bank, N.A.	1/9/24	EUR	281	GBP	244	—	(2)
Bank of America, N.A.	1/9/24	USD	5,146	JPY	760,457	—	(15)
Goldman Sachs International	1/9/24	AUD	2,145	JPY	209,400	—	(2)
Bank of America, N.A.	1/9/24	GBP	348	JPY	65,000	—	(1)
						479	(122)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
F. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
G.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	94,474	—	—	94,474
Common Stocks—Other	—	95,143	—	95,143
U.S. Government and Agency Obligations	—	38,827	—	38,827
Asset-Backed/Commercial Mortgage-Backed Securities	—	13,073	—	13,073
Corporate Bonds	—	212,779	—	212,779
Sovereign Bonds	—	42,640	—	42,640
Taxable Municipal Bonds	—	6,382	—	6,382
Temporary Cash Investments	8,551	—	—	8,551
Total	103,025	408,844	—	511,869

Derivative Financial Instruments
Assets
Futures Contracts[1]	108	—	—	108
Forward Currency Contracts	—	479	—	479
Total	108	479	—	587
Liabilities
Futures Contracts[1]	205	—	—	205
Forward Currency Contracts	—	122	—	122
Total	205	122	—	327
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.